CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

The Company operates in three operating segments, as follows:

•
Satellite Networks is focused on developing and supplying networks that are used as the platform that enables the latest satellite constellations of high throughput satellites ("HTS"), very high throughput satellites ("VHTS") and Non-GEO-Stationary Orbit ("NGSO") opportunities worldwide. The segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, MNOs, Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include IFC, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage the segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks. The segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers, as well as multi-band DKET terminals, and durable, ultra-portable terminals for quick connectivity in remote locations.

•
Integrated Solutions is focused on developing, manufacturing and supplying products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The integrated solutions product portfolio comprises of leading high-efficiency, high-power SSPAs, BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, IFC service providers, defense and homeland security system integrators, and NGSO gateway integrators.

•
Network Infrastructure and Services is focused on telecom operation and implementation of large-scale network projects in Peru. The segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The segment serves the Company’s customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the segment’s networks. The segment implements projects using various technologies (including the Company’s equipment), mainly based on BOT and BOO contracts.

a.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:

	Year ended December 31, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$168,527	$46,133	$51,430	$266,090

Operating income (loss)	36,156	(6,799)	(1,272)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				4,690
Net income				$23,504

Depreciation and amortization	$6,286	$3,124	$3,992	$13,402

	Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					13,063
Net loss					$(5,928)

Depreciation and amortization	$5,009	$3,093	$3,506	$-	$11,608

	Year ended December 31, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$115,408	$50,054	$49,508	$-	$214,970

Operating income (loss)	4,137	1,147	(2,452)	(651)	2,181
Financial expenses, net					(1,722)
Income before taxes on income					459
Taxes on income					3,492
Net loss					$(3,033)

Depreciation and amortization	$7,083	$2,649	$1,259	$-	$10,991

b.	Geographic information:

Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2023	2022	2021

United States	$103,389	$96,954	$72,149
Peru	53,187	58,251	49,511
Israel	4,074	2,570	5,923
Others	105,440	82,065	87,387

	$266,090	$239,840	$214,970

c.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	December 31,
	2023	2022

Israel	$59,141	$59,054
United States	9,085	10,202
Peru	5,806	6,025
Other	5,388	5,188

	$79,420	$80,469

d.	The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2023	2022		2021
Customer A – Network Infrastructure and Services	15%	21%		19%
Customer B – Satellite Networks	15%	*	)	*	)
Customer C – Satellite Networks	14%	*	)	*	)

*) Less than 10%

Customer A is located in Peru, Customer B is located in the United States and Customer C is located in the European Union.